ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current payables [abstract]
Schedule of accounts payable and accrued liabilities
Accounts payable and accrued liabilities include the following components:

	As of	As of
	December 31, 2019	December 31, 2018
Trade and other payables	$44,494	$42,947
Accrued liabilities	38,567	25,522
Payroll related liabilities	7,781	10,015
Total	$90,842	$78,484